Leases (Tables)	12 Months Ended
Sep. 30, 2025
Presentation of leases for lessee [abstract]
Schedule Of Right-of-use Assets And Lease Liabilities

Right-of-use assets

	Buildings	Vehicles	Other	Total
Cost
September 30, 2023	177,139	5,432	—	182,571
Additions	81,869	3,363	11,312	96,544
Derecognition on termination	(6,721)	(791)	—	(7,512)
Impact of foreign currency translation	(6,243)	5	(502)	(6,740)
September 30, 2024	246,044	8,009	10,810	264,863
Additions	64,289	2,650	2,559	69,498
Derecognition on termination	(23,199)	(1,075)	—	(24,274)
Impact of foreign currency translation	(8,591)	2	(576)	(9,165)
September 30, 2025	278,543	9,586	12,793	300,922

Accumulated depreciation
September 30, 2023	(57,736)	(1,851)	—	(59,587)
Depreciation	(37,926)	(1,668)	(2,685)	(42,279)
Derecognition on termination	5,551	602	—	6,153
Impact of foreign currency translation	2,031	(4)	157	2,184
September 30, 2024	(88,080)	(2,921)	(2,528)	(93,529)
Depreciation	(40,433)	(2,114)	(3,241)	(45,788)
Derecognition on termination	13,671	1,018	—	14,689
Impact of foreign currency translation	3,178	—	290	3,468
September 30, 2025	(111,664)	(4,017)	(5,479)	(121,160)

Net book value
September 30, 2024	157,964	5,088	8,282	171,334
September 30, 2025	166,879	5,569	7,314	179,762

Lease liabilities

	Buildings	Vehicles	Other	Total

September 30, 2023	126,446	3,613	—	130,059
Additions, net*	79,705	3,166	12,840	95,711
Lease payments	(41,323)	(1,783)	(4,090)	(47,196)
Interest	8,066	181	1,155	9,402
Impact of foreign currency translation	(3,909)	6	—	(3,903)
September 30, 2024	168,985	5,183	9,905	184,073
Additions, net*	52,755	2,583	2,572	57,910
Lease payments	(45,148)	(2,275)	(4,291)	(51,714)
Interest	8,163	218	615	8,996
Impact of foreign currency translation	(6,020)	2	(328)	(6,346)
September 30, 2025	178,735	5,711	8,473	192,919

*Additions, net consists of additions to lease liabilities, lease modifications, and derecognition on termination.